Fair Value (Fair Value Of Assets And Liabilities By Level Measured On Recurring Basis) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012
Liabilities:
Obligation to return securities received as collateral	¥ 3,034,547		¥ 3,639,838
Fair Value, Measurements, Recurring [Member]
Assets:
Trading account assets, Trading securities	26,180,506	[1]	23,395,101	[1]
Trading account assets, Trading derivative assets	14,645,878		11,558,144
Investment securities, Securities available for sale	58,844,069		57,740,401
Investment securities, Other investment securities	25,900		33,432
Other Assets	597,999	[2],[3]	817,773	[2],[3]
Assets at fair value, Total	100,294,352		93,544,851
Liabilities:
Trading account liabilities, Trading securities sold, not yet purchased	78,813		174,018
Trading account liabilities, Trading derivative liabilities	14,890,669		11,793,164
Obligation to return securities received as collateral	3,034,547		3,639,838
Other liabilities	553,705	[4]	471,996	[4]
Liabilities at fair value, Total	18,557,734		16,079,016
Trading securities classified as equity securities valued at net asset value	38,959		124,627
Unfunded commitment of trading securities classified as equity securities valued at net asset value	8,644		5,841
Real estate funds classified as other assets valued at net asset value	4,276		6,046
Hedged funds classified as other assets valued at net asset value	3,189		4,724
Private equity funds classified as other assets valued at net asset value	2,943		3,182
Unfunded commitment of real estate funds classified as other assets valued at net asset value			1,589
Unfunded commitment of hedged funds classified as other assets valued at net asset value	1,221		1,743
Unfunded commitment of private equity funds classified as other assets valued at net asset value	2,028		2,125
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading securities	15,613,802	[1]	17,002,246	[1]
Trading account assets, Trading derivative assets	52,242		48,335
Investment securities, Securities available for sale	52,347,228		51,896,943
Other Assets	455,012	[2],[3]	588,753	[2],[3]
Assets at fair value, Total	68,468,284		69,536,277
Liabilities:
Trading account liabilities, Trading securities sold, not yet purchased	72,756		172,000
Trading account liabilities, Trading derivative liabilities	124,431		112,961
Obligation to return securities received as collateral	2,887,425		3,441,984
Liabilities at fair value, Total	3,084,612		3,726,945
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	9,935,591	[1]	5,316,198	[1]
Trading account assets, Trading derivative assets	14,520,461		11,424,275
Investment securities, Securities available for sale	6,024,714		4,170,071
Investment securities, Other investment securities	1,105		1,111
Other Assets	134,569	[2],[3]	218,652	[2],[3]
Assets at fair value, Total	30,616,440		21,130,307
Liabilities:
Trading account liabilities, Trading securities sold, not yet purchased	6,057		2,018
Trading account liabilities, Trading derivative liabilities	14,672,597		11,567,211
Obligation to return securities received as collateral	147,122		197,854
Other liabilities	431,773	[4]	428,460	[4]
Liabilities at fair value, Total	15,257,549		12,195,543
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities	631,113	[1]	1,076,657	[1]
Trading account assets, Trading derivative assets	73,175		85,534
Investment securities, Securities available for sale	472,127		1,673,387
Investment securities, Other investment securities	24,795		32,321
Other Assets	8,418	[2],[3]	10,368	[2],[3]
Assets at fair value, Total	1,209,628		2,878,267
Liabilities:
Trading account liabilities, Trading derivative liabilities	93,641		112,992
Other liabilities	121,932	[4]	43,536	[4]
Liabilities at fair value, Total	215,573		156,528
Fair Value, Measurements, Recurring [Member] | Interest Rate Contracts [Member]
Assets:
Trading account assets, Trading derivative assets	11,214,327		9,063,428
Liabilities:
Trading account liabilities, Trading derivative liabilities	11,204,827		9,062,122
Fair Value, Measurements, Recurring [Member] | Interest Rate Contracts [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading derivative assets	6,770		9,558
Liabilities:
Trading account liabilities, Trading derivative liabilities	43,946		32,546
Fair Value, Measurements, Recurring [Member] | Interest Rate Contracts [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets	11,175,763		9,038,950
Liabilities:
Trading account liabilities, Trading derivative liabilities	11,126,837		8,969,752
Fair Value, Measurements, Recurring [Member] | Interest Rate Contracts [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets	31,794		14,920
Liabilities:
Trading account liabilities, Trading derivative liabilities	34,044		59,824
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contracts [Member]
Assets:
Trading account assets, Trading derivative assets	3,192,644		2,259,167
Liabilities:
Trading account liabilities, Trading derivative liabilities	3,428,433		2,457,773
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contracts [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading derivative assets	511		212
Liabilities:
Trading account liabilities, Trading derivative liabilities	274		105
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contracts [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets	3,171,002		2,192,691
Liabilities:
Trading account liabilities, Trading derivative liabilities	3,390,222		2,415,311
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contracts [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets	21,131		66,264
Liabilities:
Trading account liabilities, Trading derivative liabilities	37,937		42,357
Fair Value, Measurements, Recurring [Member] | Equity Contracts [Member]
Assets:
Trading account assets, Trading derivative assets	103,671		58,481
Liabilities:
Trading account liabilities, Trading derivative liabilities	131,217		124,473
Fair Value, Measurements, Recurring [Member] | Equity Contracts [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading derivative assets	34,062		15,987
Liabilities:
Trading account liabilities, Trading derivative liabilities	67,551		58,413
Fair Value, Measurements, Recurring [Member] | Equity Contracts [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets	53,874		39,877
Liabilities:
Trading account liabilities, Trading derivative liabilities	49,312		56,424
Fair Value, Measurements, Recurring [Member] | Equity Contracts [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets	15,735		2,617
Liabilities:
Trading account liabilities, Trading derivative liabilities	14,354		9,636
Fair Value, Measurements, Recurring [Member] | Commodity Contracts [Member]
Assets:
Trading account assets, Trading derivative assets	73,602		121,941
Liabilities:
Trading account liabilities, Trading derivative liabilities	63,845		98,718
Fair Value, Measurements, Recurring [Member] | Commodity Contracts [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading derivative assets	10,899		22,578
Liabilities:
Trading account liabilities, Trading derivative liabilities	12,660		21,897
Fair Value, Measurements, Recurring [Member] | Commodity Contracts [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets	59,075		98,424
Liabilities:
Trading account liabilities, Trading derivative liabilities	46,753		76,044
Fair Value, Measurements, Recurring [Member] | Commodity Contracts [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets	3,628		939
Liabilities:
Trading account liabilities, Trading derivative liabilities	4,432		777
Fair Value, Measurements, Recurring [Member] | Credit Derivatives [Member]
Assets:
Trading account assets, Trading derivative assets	61,634		55,127
Liabilities:
Trading account liabilities, Trading derivative liabilities	62,347		50,078
Fair Value, Measurements, Recurring [Member] | Credit Derivatives [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets	60,747		54,333
Liabilities:
Trading account liabilities, Trading derivative liabilities	59,473		49,680
Fair Value, Measurements, Recurring [Member] | Credit Derivatives [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets	887		794
Liabilities:
Trading account liabilities, Trading derivative liabilities	2,874		398
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Japanese National Government And Japanese Government Agency Bonds [Member]
Assets:
Trading account assets, Trading securities	4,602,555		3,687,579
Investment securities, Securities available for sale	49,479,954		48,882,663
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Japanese National Government And Japanese Government Agency Bonds [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading securities	4,420,457		3,519,918
Investment securities, Securities available for sale	48,069,738		47,880,896
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Japanese National Government And Japanese Government Agency Bonds [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	182,098		167,661
Investment securities, Securities available for sale	1,410,216		1,001,767
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Japanese Prefectural And Municipal Bonds [Member]
Assets:
Trading account assets, Trading securities	129,974		113,798
Investment securities, Securities available for sale	217,075		180,778
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Japanese Prefectural And Municipal Bonds [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	129,974		113,798
Investment securities, Securities available for sale	217,075		180,778
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Foreign Governments And Official Institutions Bonds [Member]
Assets:
Trading account assets, Trading securities	12,223,674		10,740,486
Investment securities, Securities available for sale	716,296		971,227
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Foreign Governments And Official Institutions Bonds [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading securities	9,983,023		9,009,412
Investment securities, Securities available for sale	319,176		699,034
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Foreign Governments And Official Institutions Bonds [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	2,144,396		1,581,343
Investment securities, Securities available for sale	248,398		141,473
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Foreign Governments And Official Institutions Bonds [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities	96,255		149,731
Investment securities, Securities available for sale	148,722		130,720
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Corporate Bonds [Member]
Assets:
Trading account assets, Trading securities	2,806,981		2,238,669
Investment securities, Securities available for sale	1,922,946		2,526,557
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Corporate Bonds [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	2,729,892		1,736,774
Investment securities, Securities available for sale	1,830,100		1,066,068
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Corporate Bonds [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities	77,089		501,895
Investment securities, Securities available for sale	92,846		1,460,489
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Residential Mortgage Backed Securities [Member]
Assets:
Trading account assets, Trading securities	3,229,917		3,863,535
Investment securities, Securities available for sale	1,223,620		1,138,585
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Residential Mortgage Backed Securities [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading securities			3,548,998
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Residential Mortgage Backed Securities [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	3,220,036		304,413
Investment securities, Securities available for sale	1,202,128		1,116,234
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Residential Mortgage Backed Securities [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities	9,881		10,124
Investment securities, Securities available for sale	21,492		22,351
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Commercial Mortgage Backed Securities [Member]
Assets:
Investment securities, Securities available for sale	269,382		98,330
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Commercial Mortgage Backed Securities [Member] | Level 2 [Member]
Assets:
Investment securities, Securities available for sale	269,343		94,528
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Commercial Mortgage Backed Securities [Member] | Level 3 [Member]
Assets:
Investment securities, Securities available for sale	39		3,802
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Asset-Backed Securities [Member]
Assets:
Trading account assets, Trading securities	476,518		447,774
Investment securities, Securities available for sale	810,678		502,521
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Asset-Backed Securities [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	80,447		52,576
Investment securities, Securities available for sale	708,428		447,574
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Asset-Backed Securities [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities	396,071		395,198
Investment securities, Securities available for sale	102,250		54,947
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Other Debt Securities [Member]
Assets:
Trading account assets, Trading securities	41,123		10,725
Investment securities, Securities available for sale	106,714		964
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Other Debt Securities [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	11,597		10,725
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Other Debt Securities [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities	29,526
Investment securities, Securities available for sale	106,714		964
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Commercial Paper [Member]
Assets:
Trading account assets, Trading securities	1,129,508		947,451
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Commercial Paper [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	1,129,508		947,451
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member]
Assets:
Trading account assets, Trading securities	1,540,256	[5]	1,345,084	[5]
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading securities	1,210,322	[5]	923,918	[5]
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	307,643	[5]	401,457	[5]
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities	22,291	[5]	19,709	[5]
Fair Value, Measurements, Recurring [Member] | Marketable Equity Securities [Member]
Assets:
Investment securities, Securities available for sale	4,097,404		3,438,776
Fair Value, Measurements, Recurring [Member] | Marketable Equity Securities [Member] | Level 1 [Member]
Assets:
Investment securities, Securities available for sale	3,958,314		3,317,013
Fair Value, Measurements, Recurring [Member] | Marketable Equity Securities [Member] | Level 2 [Member]
Assets:
Investment securities, Securities available for sale	139,026		121,649
Fair Value, Measurements, Recurring [Member] | Marketable Equity Securities [Member] | Level 3 [Member]
Assets:
Investment securities, Securities available for sale	¥ 64		¥ 114

[1]	Includes securities under fair value option.
[2]	Includes investments valued at net asset value of real estate funds, hedge funds and private equity funds, whose fair values at March 31, 2012 were ¥6,046 million, ¥4,724 million and ¥3,182 million, respectively, and those at March 31, 2013 were ¥4,276 million, ¥3,189 million and ¥2,943 million, respectively. The amounts of unfunded commitments related to these real estate funds, hedge funds and private equity funds at March 31, 2012 were ¥1,589 million, ¥1,743 million and ¥2,125 million, respectively, and those at March 31, 2013 were nil, ¥1,221 million and ¥2,028 million, respectively.
[3]	Mainly comprised of receivables under resale agreements, securities received as collateral under lending transactions, money in trust for segregating cash deposited by customers on security transactions and derivatives designated as hedging instruments.
[4]	Includes other short-term borrowings, long-term debt, bifurcated embedded derivatives carried at fair value and derivative liabilities designated as hedging instruments.
[5]	Includes investments valued at net asset value of ¥124,627 million and ¥38,959 million at March 31, 2012 and 2013, respectively. The unfunded commitments related to these investments at March 31, 2012 and 2013 were ¥5,841 million and ¥8,644 million, respectively. These investments were mainly hedge funds.